ADVANCES TO VENDORS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
ADVANCES TO VENDORS
Advances to vendors for outsourcing the value-added services	$ 5,020,775	$ 9,400,197
Less: allowance for doubtful accounts	0	0
Advances to vendors, net	5,020,775	9,400,197
Vendor advances to be realized	$ 2,500,000	$ 8,990,000
Percentage of vendor advance to be realized	49.90%	95.60%